INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions									3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 13, 2025	Jun. 12, 2025	May 09, 2025	Apr. 29, 2025	Mar. 26, 2025	Dec. 30, 2024	Dec. 23, 2024	Apr. 18, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reconciliation of changes in associates and joint ventures
Balance at the beginning of the period										$ 5,672		$ 5,672	$ 5,402	$ 5,402
Share of earnings for the period									$ (12)		$ 95	111	136	439
Foreign currency translation and other												772		(542)
Share of other comprehensive (loss) income												(423)		361
Distributions												(339)		(283)
Disposition of interest												(1,030)		(55)
Acquisitions												606		350
Balance at end of year									5,369			5,369		$ 5,672
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures									$ 674		$ 0	$ 674	$ 0
Global intermodal logistics operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures					$ 120
Disposal of ownership interest, percentage					33.00%
Proportion of ownership interest in associate					67.00%					33.00%
Brazilian rail and port logistics business
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary, additional								10.00%
Total consideration								$ 350
Proportion of ownership interest in subsidiary								21.00%
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary, additional				15.00%			15.00%
Proportion of ownership interest in subsidiary				31.00%			31.00%
French telecom infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures						$ 100
Gain (Loss) on sale of investments accounted for using equity method						$ 50
Mexican regulated natural gas transmission pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures										$ 125
Gain (Loss) on sale of investments accounted for using equity method										$ 75
U.S. Gas Pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures			$ 400
Gain (Loss) on sale of investments accounted for using equity method			$ 160
Disposal of ownership interest, percentage			25.00%
Revaluation gains			$ 70
Australian export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures	$ 280
Gain (Loss) on sale of investments accounted for using equity method	$ 75
Disposal of ownership interest, percentage	23.00%
Proportion of ownership interest in associate	26.00%	49.00%
Reclassification adjustments on exchange differences on translation, net of tax	$ 35